Net Income (Loss) per Common Unit (Tables)	6 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Schedule of Anticipated Beneficial Conversion Feature impact to Capital Accounts
The following is a schedule by years, based on the capital structure as of June 30, 2014, of the anticipated impact to the capital accounts in connection with the amortization of the beneficial conversion feature (in thousands):

	Common Units	Class B Units	Subordinated Units
2014	(2)	6	(4)
2015	(232)	781	(549)
2016	(29,564)	99,685	(70,121)
2017	(594,390)	2,004,209	(1,409,819)

Schedule of Net Income (Loss) per Unit
The following table provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units and the subordinated units for purposes of computing net income (loss) per unit (in thousands, except per unit data):

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner	Creole Trail Pipeline Business
Three Months Ended June 30, 2014
Net loss	$(226,224)
Declared distributions	24,754	24,259	—	—	495
Assumed allocation of undistributed net loss	$(250,978)	(72,944)	—	(173,014)	(5,020)	—
Assumed allocation of net loss		$(48,685)	$—	$(173,014)	$(4,525)	$—

Weighted average units outstanding		57,079	145,333	135,384
Net loss per unit		$(0.85)	$—	$(1.28)

Three Months Ended June 30, 2013
Net loss	$(47,010)
Declared distributions	24,754	24,259	—	—	495
Assumed allocation of undistributed net loss	$(71,764)	(18,199)	—	(43,165)	(1,252)	(9,148)
Assumed allocation of net income (loss)		$6,060	$—	$(43,165)	$(757)	$(9,148)
Assumed allocation of net loss adjusted for the Creole Trail Pipeline Business		$3,401	$—	$(49,471)	$(940)

Weighted average units outstanding		57,079	137,817	135,384
Net income (loss) per unit		$0.11	$—	$(0.32)
Net income (loss) per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business		$0.06	$—	$(0.37)

Six months ended June 30, 2014
Net loss	$(295,957)
Declared distributions	49,508	48,518	—	—	990
Assumed allocation of undistributed net loss	$(345,465)	(100,406)	—	(238,150)	(6,909)	—
Assumed allocation of net loss		$(51,888)	$—	$(238,150)	$(5,919)	$—

Weighted average units outstanding		57,079	145,333	135,384
Net loss per unit		$(0.91)	$—	$(1.76)

Six months ended June 30, 2013
Net loss	$(98,743)
Declared distributions	49,508	48,518	—	—	990
Assumed allocation of undistributed net loss	$(148,251)	(37,741)	—	(89,519)	(2,597)	(18,394)
Assumed allocation of net income (loss)		$10,777	$—	$(89,519)	$(1,607)	$(18,394)
Assumed allocation of net loss adjusted for the Creole Trail Pipeline Business		$5,430	$—	$(102,198)	$(1,975)

Weighted average units outstanding		51,345	135,587	135,384
Net income (loss) per unit		$0.21	$—	$(0.66)
Net income (loss) per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business		$0.11	$—	$(0.75)